UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04964

CREDIT SUISSE NEW YORK MUNICIPAL FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:                   Schedule of Investments

Credit Suisse New York Municipal Fund

Schedule of Investments

July 31, 2006 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS (98.6%)
New York (98.6%)
$1,000	Brookhaven NY, General Obligation Unlimited (MBIA Insured) (Non-Callable)	(AAA, Aaa)	08/15/14	5.000	$1,074,550
695	Metropolitan Transportation Authority, NY, Transportation Facilities Revenue Bonds, Prerefunded, Series C (FSA Insured) (Callable 07/01/12 @ $100.00)	(AAA, Aaa)	07/01/14	5.125	745,075
750	Nassau County NY, Interim Finance Authority Revenue Bonds, Refunding Sales Tax Secured, Series B (AMBAC Insured) (Non-Callable)	(AAA, Aaa)	11/15/12	5.000	797,723
635	Nassau County NY, Interim Finance Authority Revenue Bonds, Sales Tax Secured, Series A	(AAA, Aaa)	11/15/22	5.000	665,975
1,000	Nassau County NY, Interim Finance Authority Revenue Bonds, Sales Tax Secured, Series A (AMBAC Insured) (Non-Callable)	(AAA, Aaa)	11/15/11	5.000	1,058,080
400	New York City, Educational Construction Fund, Revenue Bonds, Series A (MBIA Insured) (Non-Callable)	(AAA, Aaa)	04/01/12	5.000	422,572
500	New York City, General Obligation Unlimited, Series F	(A+, A1)	08/01/09	5.000	516,460
1,000	New York City, General Obligation Unlimited, Series H (Callable 03/15/11 @ $101.00)	(A+, A1)	03/15/13	5.750	1,079,090
500	New York City, General Obligation Unlimited, Series I (Non-Callable)	(A+, A1)	08/01/11	5.000	523,885
1,000	New York City, Industrial Development Agency, YMCA Greater NY Project	(BBB+, Baa1)	08/01/06	6.000	1,000,000
1,000	New York City, Municipal Water Finance Authority Revenue Bonds, Series D	(AA+, Aa2)	06/15/15	5.250	1,069,170
1,000	New York City, Transitional Finance Authority, Refunding Future Tax Secured, Series A-1 (Callable 05/01/15 @ $100.00)	(AAA, Aa1)	11/01/21	5.000	1,047,930
1,000	New York City, Transitional Finance Authority, Refunding Future Tax Secured, Series B (Callable 02/01/11 @ $100.00)#	(AAA, Aa1)	02/01/29	5.250	1,054,680
785	New York City, Transitional Finance Authority, Unrefunded Balance, Future Tax 2004, Series C (Non-Callable)	(AAA, Aa1)	02/01/08	5.500	805,724
300	New York State Dormitory Authority, Cornell University, Revenue Bonds, Series B#	(AA+, Aa1)	07/01/25	3.660	300,000
1,000	New York State Dormitory Authority, Lenox Hill Hospital Obligation Group, Revenue Bonds	(BBB+, Ba2)	07/01/09	5.250	1,015,740
750	New York State Dormitory Authority, New York University, Revenue Bonds, Series A (FGIC Insured)	(AAA, Aaa)	07/01/15	5.000	800,175
1,000	New York State Dormitory Authority, State University Educational Facilities Revenue Bonds, Series B (Callable 05/15/08 @ $101.00)	(AA-, A2)	05/15/09	5.250	1,036,780
500	New York State Dormitory Authority, Yeshiva University, Revenue Bonds (AMBAC Insured) (Non-Callable)	(AAA, Aaa)	07/01/14	5.250	543,625
1,000	New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, Municipal Water Finance Authority, Subseries B (Callable 06/15/16 @ $100.00)	(AA, Aa1)	06/15/21	5.000	1,051,260
520	New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, Revolving Funds, Series A (Non-Callable)	(AAA, Aaa)	04/15/10	4.250	529,776
165	New York State Mortgage Agency, Revenue Bonds, Homeowner Mortgage, Series 128 (Callable 04/01/15 @ $100.00)	(AAA, Aa1)	04/01/17	4.400	166,257
505	New York State Thruway Authority, General Revenue Bonds, Refunding, Series E (MBIA Insured) (Callable 01/01/08 @ $101.00)	(AAA, Aaa)	01/01/25	5.000	516,297
325	New York State Thruway Authority, General Revenue Bonds, Series F (AMBAC Insured) (Callable 04/01/15 @ $100.00)	(AAA, Aaa)	01/01/18	5.000	343,616
800	New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds, Series A	(AA-, A1)	01/01/17	5.000	832,888
1,000	New York State Urban Development Corp., Correctional Facilities Service Contract Revenue Bonds, Series C (Callable 01/01/09 @ $101.00)	(AAA, Aaa)	01/01/13	6.000	1,062,660
1,000	New York State Urban Development Corp., State Facilities Revenue Bonds	(AA-, A1)	04/01/11	5.750	1,076,190

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

750	New York State, General Obligation Unlimited, Refunding Series C	(AA, Aa3)	04/15/17	5.000	796,980
1,000	Triborough Bridge & Tunnel Authority, General Purpose Revenue Bonds, Series Y	(AAA, Aa2)	01/01/17	5.500	1,104,110
TOTAL MUNICIPAL BONDS (Cost $22,987,059)					23,037,268

Number of Shares

SHORT-TERM INVESTMENT (0.2%)
59,450	Blackrock Provident New York Money Fund (Cost $59,450)	$59,450

TOTAL INVESTMENTS AT VALUE (98.8%) (Cost $23,046,509)		23,096,718

OTHER ASSETS IN EXCESS OF LIABILITIES (1.2%)		273,727

NET ASSETS (100.0%)		$23,370,445

INVESTMENT ABBREVIATIONS

AMBAC = American Municipal Bond Assurance Corporation

FGIC = Financial Guaranty Insurance Corporation

FSA = Financial Security Assurance, Inc.

MBIA = Municipal Bond Insurance Association

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2006.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $23,046,509, $190,457, $(140,248) and $50,209, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE NEW YORK MUNICIPAL FUND

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006